Equity - Schedule of RSU Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Number of Shares
Non-vested beginning balance (in shares)	378,500
Non-vested ending balance (in shares)	46,250	378,500
Restricted stock units
Number of Shares
Non-vested beginning balance (in shares)	378,500	132,000
Restricted stock units granted (in shares)	0	700,000
Restricted stock units vested (in shares)	(180,000)	(24,750)
Restricted stock units forfeited (in shares)	(152,250)	(428,750)
Non-vested ending balance (in shares)		378,500
Weighted Average Grant Date Fair Value
Non-vested beginning balance (in dollars per share)	$ 4.22	$ 9.97
Restricted stock units granted (in dollars per share)	0	3.69
Restricted stock units vested (in dollars per share)	4.18	12.2
Restricted stock units forfeited (in dollars per share)	4.15	4.66
Non-vested ending balance (in dollars per share)	$ 4.59	$ 4.22